Net Loss Per Share (Details)	Dec. 31, 2022 shares
P R C Citizen Employees [Member] | Restricted Stock Units (RSUs) [Member] | Stock Incentive Plan [Member]
Net Loss Per Share (Details) [Line Items]
Awards outstanding	1,448,697